Fair Value Measurement - Fair Value Measurements of Assets and Liabilities Measured at Fair Value Level 3 (Details) - Significant Unobservable Inputs (Level 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value reconciliation
Transfer of investments in fair value hierarchy from Level 2 to Level 3	¥ 216,221	¥ 219,679
Disposal of portfolio investments	(3,523)
Changes in gains included in investment income (loss)	2,300
Ending balance of investments, at fair value	(2,235)
Changes in net unrealized gains included in investment income (loss) related to Level 3 investments still held as of December 31, 2020	¥ 2,765